MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2011-2

Collection Period	3/1/13-3/31/13
Determination Date	4/9/2013
Distribution Date	4/15/2013

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period				$351,677,616.51
2.	Collections allocable to Principal				$14,295,807.98
3.	Purchase Amount allocable to Principal				$0.00
4.	Defaulted Receivables				$679,907.87

5.	Pool Balance on the close of the last day of the related Collection Period				$336,701,900.66
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				27,269
7.	Initial Pool Balance				$650,000,011.61

			Beginning of Period	End of Period
8.	Note Balances
	a.	Class A-1 Note Balance	$0.00		$0.00
	b.	Class A-2 Note Balance	$19,160,840.34		$4,334,881.65
	c.	Class A-3 Note Balance	$166,000,000.00		$166,000,000.00
	d.	Class A-4 Note Balance	$128,222,000.00		$128,222,000.00
	e.	Class B Note Balance	$12,026,000.00		$12,026,000.00
	f.	Class C Note Balance	$14,951,000.00		$14,951,000.00
	g.	Class D Note Balance	$7,801,000.00		$7,801,000.00

	h.	Note Balance (sum a - g)	$348,160,840.34		$333,334,881.65

9.	Pool Factors

	a.	Class A-1 Note Pool Factor	0.0000000		0.0000000
	b.	Class A-2 Note Pool Factor	0.0899570		0.0203516
	c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
	d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
	e.	Class B Note Pool Factor	1.0000000		1.0000000
	f.	Class C Note Pool Factor	1.0000000		1.0000000
	g.	Class D Note Pool Factor	1.0000000		1.0000000

	h.	Note Pool Factor	0.5356321		0.5128229

10.	Overcollateralization Target Amount				$3,367,019.01

11.	Current overcollateralization amount (Pool Balance - Note Balance)				$3,367,019.01

12.	Weighted Average Coupon			%	9.00%
13.	Weighted Average Original Term			months	66.30
14.	Weighted Average Remaining Term			months	42.89

Collections

15.	Finance Charges:
	a.	Collections allocable to Finance Charge			$2,632,568.73
	b.	Liquidation Proceeds allocable to Finance Charge			$3,262.86
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a - c)			$2,635,831.59

16.	Principal:
	a.	Collections allocable to Principal	$14,295,807.98
	b.	Liquidation Proceeds allocable to Principal	$388,684.26
	c.	Purchase Amount allocable to Principal	$0.00

	d.	Available Principal Collections (sum a - c)	$14,684,492.24

17.	Total Finance Charge and Principal Collections (15d+16d)		$17,320,323.83
18.	Interest Income from Collection Account		$1,517.53
19.	Simple Interest Advances		$0.00

20.	Available Collections (Ln17+18+19)		$17,321,841.36

Available Funds

21.	Available Collections		$17,321,841.36
22.	Reserve Account Draw Amount		$0.00

23.	Available Funds		$17,321,841.36

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee	$293,064.68
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$293,064.68

	d.	Shortfall Amount (a + b - c)	$0.00

25.	Unreimbursed Servicer Advances		$0.00

26.	Backup Servicing Fees and Unpaid Transition Expenses
	a.	Monthly Servicing Fee	$2,500.00
	b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c.	Other Unpaid Backup Servicing Fees	$0.00
	d.	Amount Paid	$2,500.00

	e.	Shortfall Amount (a + b + c - d)	$0.00

27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$0.00
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$0.00

	e.	Class A-2 Monthly Interest	$10,857.81
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2 Note Interest (sum e - g)	$10,857.81

	i.	Class A-3 Monthly Interest	$125,883.33
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l.	Total Class A-3 Note Interest (sum i - k)	$125,883.33

	m.	Class A-4 Monthly Interest	$144,249.75
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p.	Total Class A-4 Note Interest (sum m - o)	$144,249.75

28.	Priority Principal Distributable Amount		$0.00

29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$20,845.07
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$20,845.07

30.	Secondary Principal Distributable Amount		$0.00

31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$32,643.02
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$32,643.02

32.	Tertiary Principal Distributable Amount		$3,657,939.68

33.	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$23,468.01
	b.	Additional Note Interest related to Class D Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d.	Total Class D Note Interest (sum a - c)	$23,468.01

34.	Quaternary Principal Distributable Amount		$7,801,000.00

35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))		$12,112,451.35

36.	Reserve Account Deficiency		$0.00

37.	Regular Principal Distributable Amount		$3,367,019.01

38.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00

39.	Additional Servicing Fees, if any		$0.00

40.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

41.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$2,635,831.59
	b.	Total Daily Deposits of Principal Collections	$14,684,492.24
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$1,517.53

	e.	Total Deposits to Collection Account (sum a - d)	$17,321,841.36

42.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$293,064.68
	b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$2,500.00
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$15,183,905.68
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$1,842,371.00

	f.	Total Withdrawals from Collection Account (sum a - e)	$17,321,841.36

Note Payment Account Activity

43.	Deposits
	a.	Class A-1 Interest Distribution	$0.00
	b.	Class A-2 Interest Distribution	$10,857.81
	c.	Class A-3 Interest Distribution	$125,883.33
	d.	Class A-4 Interest Distribution	$144,249.75
	e.	Class B Interest Distribution	$20,845.07
	f.	Class C Interest Distribution	$32,643.02
	g.	Class D Interest Distribution	$23,468.01
	h.	Class A-1 Principal Distribution	$0.00
	i.	Class A-2 Principal Distribution	$14,825,958.69
	j.	Class A-3 Principal Distribution	$0.00
	k.	Class A-4 Principal Distribution	$0.00
	l.	Class B Principal Distribution	$0.00
	m.	Class C Principal Distribution	$0.00
	n.	Class D Principal Distribution	$0.00

	o.	Total Deposits to Note Payment Account (sum a - n)	$15,183,905.68

44.	Withdrawals
	a.	Class A-1 Distribution	$0.00
	b.	Class A-2 Distribution	$14,836,816.50
	c.	Class A-3 Distribution	$125,883.33
	d.	Class A-4 Distribution	$144,249.75
	e.	Class B Distribution	$20,845.07
	f.	Class C Distribution	$32,643.02
	g.	Class D Distribution	$23,468.01

	h.	Total Withdrawals from Note Payment Account (sum a - g)	$15,183,905.68

Certificate Payment Account Activity

45.	Deposits
	a.	Excess Collections	$1,842,371.00
	b.	Reserve Account surplus (Ln 55)	$169.10

	c.	Total Deposits to Certificate Payment Account (sum a - b)	$1,842,540.10

46.	Withdrawals
	a.	Certificateholder Distribution	$1,842,540.10

	b.	Total Withdrawals from Certificate Payment Account	$1,842,540.10

Required Reserve Account Amount

47.	Lesser of: (a or b)
	a.	$1,625,000.00	$1,625,000.00
	b.	Note Balance	$333,334,881.65

48.	Required Reserve Account Amount		$1,625,000.00

Reserve Account Reconciliation

49.	Beginning Balance (as of end of preceding Distribution Date)		$1,625,000.00
50.	Investment Earnings		$169.10
51.	Reserve Account Draw Amount		$0.00

52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)		$1,625,169.10
53.	Deposit from Available Funds (Ln 42d)		$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist		$169.10

56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)		$1,625,000.00
57.	Reserve Account Deficiency (Ln48 - Ln56)		$0.00

Instructions to the Trustee

58.	Amount to be deposited from the Reserve Account into the Collection Account		$0.00
59.	Amount to be paid to Servicer from the Collection Account		$293,064.68
60.	Amount to be paid to Backup Servicer from the Collection Account		$2,500.00
61.	Amount to be deposited from the Collection Account into the Note Payment Account		$15,183,905.68
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account		$1,842,371.00
63.	Amount to be deposited from the Collection Account into the Reserve Account		$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$169.10
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$0.00
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account		$14,836,816.50
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$125,883.33
68.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$144,249.75
69.	Amount to be paid to Class B Noteholders from the Note Payment Account		$20,845.07
70.	Amount to be paid to Class C Noteholders from the Note Payment Account		$32,643.02
71.	Amount to be paid to Class D Noteholders from the Note Payment Account		$23,468.01
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus		$1,842,540.10

Net Loss and Delinquency Activity

73.	Net Losses with respect to preceding Collection Period			$287,960.75
74.	Cumulative Net Losses			$5,893,796.02
75.	Cumulative Net Loss Percentage			0.9067%

			Number of Loans	Principal Balance
76.		Delinquency Analysis

	a.	31 to 60 days past due	501	$7,632,884.41
	b.	61 to 90 days past due	130	$1,721,401.04
	c.	91 or more days past due	70	$751,624.53

	d.	Total Past Due (sum a-c)	701	10,105,909.98

Servicer Covenant
77.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$3,013,588,000.00
78.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on April 9, 2013.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Thomas W. Reedy

Name:	Thomas W. Reedy

Title:	Executive Vice President, Chief Financial Officer & Treasurer